Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									$ 259	$ 143	$ 48
Net derivative gains (losses)									881	1,037	(1,070)
Net investment income									11,577	11,893	11,785
Income (loss) from continuing operations before provision for income tax									4,539	5,391	2,822
Provision for income tax expense (benefit)									(1,782)	(1,532)	(681)
Net income (loss)	$ 631	$ 268	$ 668	$ 1,190	$ 979	$ 1,303	$ 749	$ 825	2,757	3,856	2,142
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)									(786)	(605)	153
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Investment Gains (Losses), Net of Related Offsets
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									(208)	(103)	(9)
Net derivative gains (losses)									(228)	(7)	(28)
Net investment income									31	40	53
Income (loss) from continuing operations before provision for income tax									(405)	(70)	16
Provision for income tax expense (benefit)									144	24	(6)
Net income (loss)									(261)	(46)	10
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from continuing operations before provision for income tax									(578)	(682)	14
Provision for income tax expense (benefit)									202	239	(5)
Net income (loss)									(376)	(443)	9
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									4	(8)	1
Net investment income									2	2	2
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									(679)	(725)	(15)
Net investment income									(1)	(2)	(3)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Credit forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									1	0	0
Net investment income									1	1	1
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									83	41	20
Net investment income									11	9	8
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial gains (losses)									(233)	(180)	274
Amortization of prior service (costs) credit									4	0	(69)
Income (loss) from continuing operations before provision for income tax									(229)	(180)	205
Provision for income tax expense (benefit)									80	64	(71)
Net income (loss)									$ (149)	$ (116)	$ 134